Other assets - Narrative (Details) $ in Millions	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 42.0	$ 39.4
Restricted cash, major maintenance	$ 6.2
Restricted cash, number of vessels | vessel	2
Restricted cash, current hedge	$ 0.4